Shareholder Report, Average Annual Return (Details) 193847_Innovator U.S. Equity Power Buffer ETF - May_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	66 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Power Buffer ETF™ - May
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - May NAV
Average Annual Return, Percent	10.95%	7.40%	7.96%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	18.56%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	16.78%